UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2010

ITEM 1.                 SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2010

Schedule of investments (unaudited)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED SENIOR LOANS (a) — 92.2%
Aerospace/Defense — 2.3%
Be Aerospace Inc., Term Loan B	5.750%	7/28/14	$598,090	$600,973
McKechnie Aerospace Holdngs Inc., Term Loan B	2.350%	5/11/14	1,274,608	1,177,420
Transdigm Inc., Term Loan B	2.538%	6/23/13	1,536,757	1,491,135
Triumph Group Inc., Term Loan B	3.500%	6/16/16	857,755	858,827
Total Aerospace/Defense				4,128,355
Automotive — 1.7%
Dayco Products LLC, Term Loan B2	10.500%	5/13/14	105,109	105,175
Dayco Products LLC, Term Loan B4	12.500%	11/13/14	16,038	12,991	(b)
Kar Holdings, Term Loan B	3.100%	10/18/13	1,443,299	1,370,533
Keystone Automotive Industries Inc., Term Loan B	3.804% - 6.750%	1/12/12	511,246	423,056
Tire Rack Inc., Term Loan B	2.100%	6/24/12	1,181,996	1,153,923
Total Automotive				3,065,678
Broadcast Radio and Television — 3.6%
Live Nation Entertainment Inc., Term Loan B	4.500%	11/7/16	1,390,476	1,381,206
National Cinemedia Inc., Term Loan B	2.290%	2/13/15	2,785,659	2,633,609
Univision Communications Inc., Term Loan B	2.597%	9/29/14	1,242,114	1,045,619
Weather Channel, Replacement Term Loan	5.000%	9/14/15	1,431,801	1,429,117
Total Broadcast Radio and Television				6,489,551
Building and Development — 5.5%
Beacon Sales Acquisition Inc., Term Loan B	2.292% - 2.351%	9/30/13	1,130,378	1,083,278
Building Materials Holding Corp, First Lien Term Loan	3.125%	2/24/14	2,034,131	1,962,428
Capital Automotive REIT, Term Loan	2.110%	12/16/10	886,678	866,174
Contech Construction Products Inc., Term Loan	2.350%	1/31/13	945,224	737,275
Custom Building Products Inc., Term Loan B	5.750%	3/19/15	541,802	540,786
Infrastrux Group Inc., Term Loan B	8.000%	11/15/16	1,062,826	1,061,497	(b)
Panolam Industries International Inc., Extended First Lien Term Loan	8.250%	12/31/13	1,120,850	1,042,391
Pike Electric Inc., Term Loan C	2.125%	12/10/12	874,184	826,104
Pike Electric Inc., Term Loan B	2.125%	7/2/12	739,153	698,500
South Edge LLC, Term Loan C	0.000%	10/31/09	2,500,000	1,062,500	(c)
Total Building and Development				9,880,933
Business Equipment and Services — 9.6%
Affinion Group Inc., Term Loan B	5.000%	10/10/16	1,950,592	1,857,331
Asurion Corp., First Lien Term Loan	3.350% - 3.421%	7/3/14	1,200,747	1,139,853
Asurion Corp., Second Lien Term Loan	6.850%	7/3/15	1,500,000	1,463,437
Belfor U.S.A., Term Loan B	5.750% - 6.000%	12/4/13	2,260,758	2,226,847
Booz Allen Hamilton Inc., Tranche C Term Loan	6.000%	7/31/15	963,160	963,280
Bright Horizons Family Solutions, Term Loan B	7.500%	5/28/15	1,503,103	1,504,982
Deluxe Entertainment Service Group Inc., Canadian Term Loan	6.250%	5/11/13	123,849	111,773
Deluxe Entertainment Service Group Inc., Tranche B Term Loan	6.250%	5/11/13	1,142,405	1,031,021
Deluxe Entertainment Service Group Inc., Letter of Credit	6.250%	5/11/13	74,486	67,223
Deluxe Entertainment Service Group Inc., Second Lien Term Loan	11.000%	11/11/13	100,000	86,500
First Data Corp., Term Loan B1	3.097%	9/24/14	997,436	841,309
InfoGroup Inc., New Term Loan B	6.250%	7/1/16	856,874	840,808
Intralinks Inc., Term Loan	3.097%	6/15/14	789,571	746,144
Lender Processing Services Inc., Term Loan B	2.847%	7/2/14	448,000	447,067
Metavante Corp., Term Loan B	3.594%	11/1/14	213,916	212,668

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Business Equipment and Services — continued
N.E.W Holdings I LLC, Secured Term Loan	6.000%	3/5/16	$1,613,393	$1,585,965
NCO Group, Term Loan	7.500%	5/15/13	687,694	673,940
US Investigations Services LLC, Term Loan	3.539%	2/21/15	1,086,599	961,641
Verifone Inc., Term Loan	3.100%	10/31/13	359,581	350,591
Total Business Equipment and Services				17,112,380
Cable and Satellite Television — 2.0%
Bragg Communications Inc., Term Loan B Tranche Two	3.035%	8/31/14	1,957,195	1,932,730
Insight Midwest Holdings, LLC, Term Loan B	2.040% - 2.100%	4/7/14	1,700,000	1,600,975
Total Cable and Satellite Television				3,533,705
Chemicals/Plastics — 6.2%
Hexion Specialty Chemicals Inc., Term Loan C5	2.813%	5/6/13	778,420	692,794
Hexion Specialty Chemicals Inc., Extended Term Loan C4	4.125%	5/5/15	808,162	735,427
Huish Detergents Inc., Second Lien Term Loan	4.610%	10/26/14	1,675,000	1,627,542
Kik Custom Products Inc., Second Lien Term Loan	5.316%	11/30/14	1,583,334	944,723
Kik Custom Products Inc., First Lien Term Loan	2.570%	6/2/14	542,812	452,570
Kik Custom Products Inc., Canadian Term Loan	2.570%	6/2/14	93,053	77,583
Nalco Co., Term Loan	6.500%	5/13/16	891,000	892,763
Polypore Inc., Term Loan B	2.350%	7/3/14	1,077,109	1,034,024
Rockwood Specialties Group Inc., Tranche H	6.000%	5/15/14	1,118,540	1,120,078
Styron S.A.R.L LLC, Term Loan B	7.500%	6/17/16	856,158	855,445
Texas Petrochemicals Corp., Term Loan B	2.875% - 4.750%	6/27/13	1,099,918	1,036,673
Texas Petrochemicals Corp., Letter of Credit	2.875% - 4.750%	6/27/13	371,257	349,910
Unifrax Corp., Term Loan B	2.625%	5/2/13	1,419,336	1,277,402
Total Chemicals/Plastics				11,096,934
Clothing/Textiles — 0.5%
Hanesbrands Inc., New Term Loan	5.250%	12/10/15	883,436	888,405
Conglomerates — 0.8%
TriMas Corp., Tranche B Extended Term Loan	6.000%	12/15/15	1,173,047	1,158,384
TriMas Corp., Tranche B1 LC Extended Term Loan	6.000%	8/2/11	281,250	277,734
Total Conglomerates				1,436,118
Containers and Glass Products — 1.4%
Graphic Packaging International Inc., First Lein Term Loan	2.291% - 2.321%	5/16/14	2,013,488	1,910,611
Reynolds Group Holdings Inc., Incremental Term Loan	5.750%	5/5/16	623,278	620,162
Total Containers and Glass Products				2,530,773
Cosmetics/Personal Care — 0.6%
Vi-Jon, Term Loan B	2.348% - 2.354%	4/24/14	1,052,118	1,010,033
Drugs — 1.4%
Catalent Pharma Solutions, Dollar Term Loan	2.597%	4/10/14	1,095,402	987,915
Royalty Pharma Finance Trust, Term Loan	2.783%	4/16/13	1,551,222	1,520,189
Total Drugs				2,508,104
Electronics/Electric — 7.0%
Dealer Computer Services, Term Loan B	5.250%	4/21/17	1,754,987	1,739,996
Intergraph Corp., Incremental Term Loan B1	4.788%	5/29/14	2,250,106	2,218,465
Intergraph Corp. First Lien Term Loan	6.000%	5/29/14	399,189	400,354
MSCI Inc., New Term Loan	4.750%	6/1/16	993,257	994,084
Sabre Inc., Term Loan B	2.338% - 2.347%	9/30/14	1,588,358	1,415,403
Spansion LLC, Exit Term Loan B	7.500%	1/8/15	498,750	494,074

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electronics/Electric — continued
Springboard Finance LLC, Term Loan A	7.000%	2/2/15	$468,170	$463,488
Travelport, Term Loan C	10.500%	8/23/13	756,908	761,323
Travelport, Delayed Draw Term Loan	2.790%	8/23/13	1,688,861	1,585,155
Vertafore Inc., Term Loan B2	5.500%	7/31/14	2,442,746	2,393,891
Total Electronics/Electric				12,466,233
Equipment Leasing — 0.5%
Rent-A-Center Inc., Extended Term Loan B	3.540%	3/31/15	806,415	798,351
Rent-A-Center Inc., Term Loan B	2.120% - 2.230%	6/30/12	45,955	45,495
Total Equipment Leasing				843,846
Farming/Agriculture — 0.2%
CF Industries Inc., New Term Loan B	4.500%	4/6/15	283,129	283,862
Finance — 0.5%
CB Richard Ellis Services Inc., Tranche B	6.000%	12/20/13	875,022	873,923
Food Products — 4.1%
American Seafood Group LLC, Term Loan B	5.500%	5/7/15	935,151	933,684
Michael Foods Inc., Term Loan B	6.250%	6/29/16	1,949,966	1,955,145
NPC International, Term Loan B	2.050% - 2.290%	5/3/13	1,443,719	1,384,166
Pinnacle Foods Holdings Corp., Tranche B Term Loan	2.851%	4/2/14	1,333,001	1,252,306
Pinnacle Foods Holdings Corp., Term Loan C	7.500%	4/2/14	853,750	853,083
Wm. Bolthouse Farms Inc., New Second Lien Term Loan	9.500%	8/11/16	1,000,000	997,656
Total Food Products				7,376,040
Food/Drug Retailers — 1.8%
General Nutrition Centers, Term Loan B	2.550% - 2.790%	9/16/13	1,408,010	1,325,877
Smart & Final, Term Loan B	3.338% - 3.510%	5/31/14	535,769	508,980
Smart & Final, Delayed Draw Term Loan	3.347% - 3.510%	5/31/14	379,255	360,292
Vicar Operating Inc., Term Loan	1.875%	5/16/11	1,004,912	998,631
Total Food/Drug Retailers				3,193,780
Forest Products — 0.6%
Cenveo Corp., Delayed Draw Term Loan	5.039%	6/21/13	27,686	27,375
Cenveo Corp., Term Loan C	5.039%	6/21/13	969,738	958,828
Total Forest Products				986,203
Healthcare — 9.1%
AMN Healthcare Inc., New Term Loan B	6.250%	12/18/13	1,303,162	1,290,130
Ardent Medical Services Inc., First Lien Term Loan	6.500%	9/9/15	1,164,483	1,134,279
Biomet Inc., Term Loan B	3.347% - 3.538%	3/25/15	1,860,385	1,792,132
Carestream Health Inc., Second Lien Term Loan	5.597%	10/30/13	2,300,000	2,132,291
Davita, Inc., Term Loan B-1	1.800% - 2.040%	10/5/12	2,250,000	2,197,501
DJO Finance LLC, New Term Loan B	3.347%	5/20/14	1,505,377	1,438,388
Education Management LLC, Term Loan C	2.313%	6/3/13	1,676,861	1,550,835
Fresenius US Finance I Inc., Term Loan C1	4.500%	9/10/14	1,238,842	1,241,939
Fresenius US Finance I Inc., Term Loan C2	4.500%	9/10/14	743,961	745,821
Medassets Inc., Term Loan B	4.193% - 4.283%	10/23/13	1,787,611	1,742,921
Warner Chilcott PLC, Term Loan B1	5.750%	4/30/15	177,621	177,420
Warner Chilcott PLC, Incremental Term Loan	5.750%	4/30/15	138,188	138,153
Warner Chilcott PLC, Term Loan A	5.500%	10/30/14	376,965	376,777

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Healthcare — continued
Warner Chillcot Co. LLC, Term Loan B	5.750%	4/30/15	$295,772	$295,436
Total Healthcare				16,254,023
Home Furnishings — 0.2%
Sleep Innovations Inc., Second Lien Term Loan	10.250%	3/5/15	451,069	373,260	(b)
Hotels/Motels/Inns and Casinos — 1.9%
Ameristar Casinos Inc., Initial Term Loan	3.555%	11/10/12	1,799,068	1,789,323
Penn National Gaming Inc., Term Loan B	2.070% - 2.120%	10/3/12	1,114,525	1,076,039
Seminole Tribe of Florida, Term Loan B3	2.063%	3/5/14	207,871	194,013
Seminole Tribe of Florida, Term Loan B2	2.063%	3/5/14	298,485	278,586
Seminole Tribe of Florida, Term Loan B1	2.063%	3/5/14	82,797	77,277
Total Hotels/Motels/Inns and Casinos				3,415,238
Industrial Equipment — 2.5%
Bucyrus International Inc., Term Loan	4.500%	2/19/16	1,603,083	1,602,415
Manitowoc Co. Inc., Term Loan B	7.500%	11/6/14	971,339	970,799
Oshkosh Truck Corp., Term Loan B	6.540%	12/6/13	517,719	518,896
Veyance Technologies Inc., Initial Term Loan	2.850%	7/31/14	1,492,873	1,258,492
Veyance Technologies Inc., Delayed Draw Term Loan	2.850%	7/31/14	213,816	180,246
Total Industrial Equipment				4,530,848
Insurance — 1.3%
AGFS Funding Co., Term Loan B	7.250%	4/21/15	2,345,156	2,286,527
Leisure — 5.2%
AE Europe Holdings LLC, First Lien Term Loan	3.100%	12/1/12	441,008	432,188
AE Europe Holdings LLC, Second Lien Term Loan	6.850%	6/1/13	1,000,000	960,000
Amscan Holdings Inc., New Term Loan	2.788% - 4.500%	5/25/13	631,822	601,021
Lodgenet Entertainment Corp., Term Loan	2.540%	4/4/14	1,348,474	1,237,225
Regal Cinemas Inc., Term Loan	3.790%	11/21/16	2,108,807	2,067,685
Six Flags Theme Parks Inc., Second Lien Term Loan	9.250%	10/21/16	250,000	249,375
Six Flags Theme Parks Inc., Term Loan B	6.000%	6/30/16	1,961,349	1,947,857
Zuffa, Term Loan B	2.438%	6/22/15	1,514,966	1,434,483
Zuffa, Incremental Term Loan	7.500%	6/18/15	373,786	375,655
Total Leisure				9,305,489
Nonferrous Metals/Materials — 1.6%
Compass Minerals Group Inc., Term Loan	1.850% - 2.040%	12/22/12	1,020,844	1,005,531
Novelis Inc., US Term Loan	2.540%	7/6/14	851,857	806,957
Novelis Inc., CA Term Loan	2.350%	7/6/14	387,185	366,777
Oxbow Carbon And Mineral Holdings LLC, Term Loan	2.533%	5/8/14	701,088	663,404
Total Nonferrous Metals/Materials				2,842,669
Oil & Gas — 4.0%
Alon USA Energy Inc., Paramount Term Loan	2.597% - 3.008%	6/22/13	2,496,260	1,909,639
Alon USA Energy Inc., Edgington Term Loan	2.597%	6/22/13	312,033	238,705
CGGVeritas Services Inc., Term Loan B	3.383% - 3.758%	1/12/14	790,148	771,382
Dresser Inc., Term Loan	2.695%	5/4/14	1,208,376	1,113,720
Hercules Offshore Inc., Term Loan B	6.000%	7/11/13	843,617	739,044
Semcrude L.P., Second Lien Term Loan	11.000%	11/30/16	208,750	212,795
Targa Resources Inc., New Term Loan	5.750%	7/5/16	423,370	423,370
Western Refining Co. L.P., Term Loan B	10.750%	5/30/14	1,764,340	1,623,193
Total Oil & Gas				7,031,848

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Publishing — 4.4%
Dex Media East LLC, New Term Loan	2.840% - 3.040%	10/24/14	$1,555,596	$1,279,478
Getty Images Inc., Initial Term Loan	6.250%	7/2/15	1,190,318	1,195,823
Lamar Media Corp., Term Loan B	4.250%	12/30/16	1,678,479	1,677,081
Quad/Graphics Inc., Term Loan B	4.000%	4/14/16	1,364,454	1,313,287
Valassis Communications Inc., Term Loan B	2.790%	3/2/14	599,129	578,459
Valassis Communications Inc., Delayed Draw Term Loan	2.790%	3/2/14	199,347	192,469
Wenner Media LLC, Term Loan	2.097%	10/2/13	1,279,470	1,177,113
World Color Press Inc., Exit Term loan	9.000%	7/10/12	497,292	501,643
Total Publishing				7,915,353
Retailers — 3.7%
24 Hour Fitness Worldwide Inc., New Term Loan	6.750%	4/22/16	748,823	695,469
Bass Pro Group LLC, Term Loan	5.000% - 5.750%	4/9/15	646,165	644,541
CDW Corp., Term Loan	4.350%	10/10/14	529,662	464,779
J Crew Group, Term Loan B	2.063%	5/15/13	129,549	123,072
Michaels Stores Inc., Term Loan B	2.688% - 2.813%	10/31/13	1,479,156	1,376,770
Neiman Marcus Group Inc., Term Loan	2.351% - 2.538%	4/5/13	1,444,303	1,356,041
Petco Animal Supplies Inc., Term Loan B	2.597% - 2.783%	10/25/13	1,206,250	1,154,734
Pilot Travel Centers LLC, Term Loan B	5.250%	4/29/16	836,157	835,258
Total Retailers				6,650,664
Steel — 0.4%
Tube City IMS Corp., Term Loan	2.597%	1/25/14	647,179	599,720
Tube City IMS Corp., Letter of Credit	2.783%	1/25/14	81,081	75,135
Total Steel				674,855
Surface Transport — 0.5%
Coach America Holdings Inc., Synthetic Letter of Credit	3.040%	4/20/14	190,153	148,637
Coach America Holdings Inc., First Lien Term Loan	3.090%	4/18/14	894,520	699,216
Total Surface Transport				847,853
Telecommunications/Cellular Communications — 3.4%
Cincinnati Bell Inc., Term Loan	6.500%	6/9/17	1,052,249	1,023,970
Crown Castle Operating Co., Term Loan B	1.847%	3/6/14	469,017	447,764
Metropsc Wireless Inc., Term Loan B	2.625%	11/4/13	1,915,302	1,836,664
Ntelos Inc., Term Loan B	5.750%	8/7/15	2,663,295	2,664,627
Total Telecommunications/Cellular Communications				5,973,025
Utilities — 3.7%
Astoria Generating Co. Acquisitions, LLC, Term Loan B	2.100% - 2.290%	2/23/13	705,489	664,218
Calpine Corp., First Priority Term Loan	3.415%	3/29/14	1,820,969	1,670,486
Covanta Holding Corp., Term Loan B	1.813% - 1.938%	2/10/14	324,162	301,471
Covanta Holding Corp., Letter of Credit	1.934%	2/10/14	164,948	153,402
Firstlight Power Resources Inc., Term Loan B	3.063%	11/1/13	967,526	899,799
Firstlight Power Resources Inc., Letter of Credit	3.063%	11/1/13	16,365	15,220
Firstlight Power Resources Inc., Second Lien Term Loan	5.063%	5/1/14	250,000	224,687
Great Point Power, Delayed Draw Term Loan	5.750%	3/10/17	267,628	267,294
Mirant North America LLC, Term Loan B	2.097%	1/3/13	689,202	671,282
Reliant Energy Inc., Letter of Credit	2.104%	6/30/14	466,667	457,450
TPF Generation Holdings LLC, Letter of Credit	0.190%	12/13/13	154,214	142,340
TPF Generation Holdings LLC, Revolver	2.290%	12/15/11	48,343	44,621

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utilities — continued
TPF Generation Holdings LLC, Term Loan B	2.290%	12/15/13	$385,165	$355,507
TPF Generation Holdings LLC, Second Lien Term Loan C	4.783%	12/15/14	830,000	744,510
Total Utilities				6,612,287
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $169,781,836)				164,418,795
UNCOLLATERALIZED SENIOR LOANS (a) — 1.5%
Clothing/Textiles — 0.7%
Levi Strauss & Co., Term Loan	2.597%	3/27/14	1,398,319	1,282,958
Retailers — 0.8%
Toys ‘R’ Us Delaware Inc., Term Loan B	4.597%	7/19/12	1,500,000	1,479,106
TOTAL UNCOLLATERALIZED SENIOR LOANS (Cost — $2,416,769)				2,762,064
CORPORATE BONDS & NOTES — 4.0%
CONSUMER DISCRETIONARY — 1.4%
Hotels, Restaurants & Leisure — 0.1%
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	250,000	232,813	(d)
Media — 0.7%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	1,100,000	1,094,500	(d)
Live Nation Entertainment Inc., Senior Notes	8.125%	5/15/18	100,000	97,500	(d)
Total Media				1,192,000
Specialty Retail — 0.6%
General Nutrition Centers	5.750%	3/15/14	1,175,000	1,083,937	(b)(e)
TOTAL CONSUMER DISCRETIONARY				2,508,750
CONSUMER STAPLES — 0.1%
Household Products — 0.1%
Central Garden and Pet Co.	8.250%	3/1/18	100,000	99,625
ENERGY — 1.0%
Energy Equipment & Services — 0.5%
Geokinetics Holdings Inc., Senior Secured Notes	9.750%	12/15/14	1,000,000	860,000	(d)
Oil, Gas & Consumable Fuels — 0.5%
Stallion Oilfield Holdings	10.500%	2/15/15	1,000,000	945,000	(d)
TOTAL ENERGY				1,805,000
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 1.5%
Qwest Corp., Senior Notes	3.787%	6/15/13	2,659,000	2,645,705	(e)
TOTAL CORPORATE BONDS & NOTES (Cost — $6,996,896)				7,059,080

			SHARES
COMMON STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Dayco Products LLC			4,745	194,545	(f)
Dayco Products LLC			167	6,847	(f)
Total Automobiles				201,392
Textiles, Apparel & Luxury Goods — 0.0%
Comfort Co. Inc.			3,664	0	(f)(g)
TOTAL CONSUMER DISCRETIONARY				201,392
ENERGY — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
SemGroup Corp., Class A Shares			24,938	654,623	(f)
TOTAL COMMON STOCKS (Cost — $687,306)				856,015
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $179,882,807)				175,095,954

			FACE AMOUNT
SHORT-TERM INVESTMENT — 1.8%
U.S. Government Agency — 1.8%
Federal Home Loan Banks (FHLB) (Cost - $3,157,000)	0.010%	7/1/10	$3,157,000	3,157,000	(h)
TOTAL INVESTMENTS — 100.0% (Cost — $183,039,807#)				$178,252,954

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

LMP CORPORATE LOAN FUND INC.

(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon and principal payment is currently in default as of June 30, 2010.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.
(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(g)	Illiquid security.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	REIT	- Real Estate Investment Trust
	Second Lien	- Subordinate Lien to First Lien
	Term	- Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of Citigroup Alternative Investments LLC (“CAI”), the Fund’s subadviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Collateralized senior loans	—	$164,418,795	—	$164,418,795
Uncollateralized senior loans	—	2,762,064	—	2,762,064
Corporate bonds & notes	—	7,059,080	—	7,059,080
Common stocks:
Consumer discretionary	—	—	$201,392	201,392
Energy	—	—	654,623	654,623
Total long-term investments	—	$174,239,939	$856,015	$175,095,954
Short-term investment†	—	3,157,000	—	3,157,000
Total investments	—	$177,396,939	$856,015	$178,252,954

Notes to Schedule of Investments (unaudited) (continued)

†See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		COMMON STOCKS
INVESTMENTS IN SECURITIES	COLLATERALIZED SENIOR LOANS	CONSUMER DISCRETIONARY		ENERGY	TOTAL
Balance as of September 30, 2009	$544,579	$0	*	—	$544,579
Accrued premiums/discounts	—	—		—	—
Realized gain/(loss)[1]	(174,480)	—		—	(174,480)
Change in unrealized appreciation (depreciation)[2]	255,519	137,536		$ 31,173	424,228
Net purchases (sales)	(625,618)	63,856		623,450	61,688
Transfers in to Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—
Balance as of June 30, 2010	—	$201,392		$654,623	$856,015
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 20100[2]	—	$137,536		$ 31,173	$168,709

* Value less than $1.

1 This amount is included in net realized gain (loss) from investment transactions.

2 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,471,287
Gross unrealized depreciation	(7,258,140)
Net unrealized depreciation	$(4,786,853)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010